REVENUE RECOGNITION (Tables)	12 Months Ended
Jan. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue

	Year Ended January 31,
(in thousands)	2022	2021	2020
Revenue by recurrence:
Recurring revenue	$230,969	$223,405	$192,578
Nonrecurring revenue	243,073	220,053	264,531
Total revenue	$474,042	$443,458	$457,109

Schedule of Contract Balances
The following table provides information about accounts receivable, contract assets, and contract liabilities from contracts with customers:

	January 31,
(in thousands)	2022	2021
Accounts receivable, net	$179,198	$175,001
Contract assets, net	$27,908	$20,317
Long-term contract assets, net (included in other assets)	$—	$1,219
Contract liabilities	$83,158	$127,012
Long-term contract liabilities	$14,520	$22,037

Schedule of Remaining Performance Obligation	The following table provides information about our RPO:

	January 31,
(in thousands)	2022	2021
RPO:
Expected to be recognized within 1 year	$300,212	$353,166
Expected to be recognized in more than 1 year	211,346	198,572
Total RPO	$511,558	$551,738